Principal Funds, Inc. 711 High Street, Des Moines, IA 50392 515 247 5111 tel
November 1, 2018
Via EDGAR
Ms. Alison White
Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549
Re:    Principal Funds, Inc.
Post-Effective Amendment No. 256 to the Registration Statement on Form N-1A
File Nos. 033-59474, 811-07572
Dear Ms.White,
Principal Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”).
The Amendment is being filed as an annual update for the Registrant’s series with an August 31 fiscal year end.
In the Amendment, the Registrant has updated certain calendar year end information, including fund and index performance information. Certain disclosures have also been updated to incorporate supplements and other changes made throughout the year, as well as to incorporate changes related to Staff comments to the Registrant’s other filings. The Registrant will update various information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including for example, expense information, financial highlights, incorporation by reference of information from the annual report, 5% and 25% ownership information, and market capitalization data.
The Amendment consists of the following: (1) facing page; (2) Part A (a prospectus for Classes A, C, J, Institutional, R-1, R-2, R-3, R-4, R-5, R-6, and S shares); (3) Part B (a Statement of Additional Information that includes each of the Registrant’s series with an August 31 fiscal year end in the share classes listed); (4) Part C; and (5) signature pages. The Amendment is not being filed to update or amend the prospectuses or statement of additional information for the Registrant’s series with an October 31 fiscal year end.
Please call me at 515-247-5461 if you have any questions.
Sincerely,
/s/ Clint Woods
Clint Woods
Vice President and Associate General Counsel

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